Quarterly Financial Data (Unaudited) (Restated) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 17,731			$ 6,919
Accounts receivable, net	81,110			51,061
Prepayment and other current assets	2,544			2,499
Total current assets	103,117			60,479
Property and equipment, net	251			331
Intangible assets, net	15,632			14,683
Deferred tax assets	760			533
Unamortized produced content, net	1,300			1,657
Right-of-use assets	1,689			2,027
Total non-current assets	40,279			19,231
TOTAL ASSETS	143,396			79,710
Current liabilities:
Short-term bank loans	5,160			718
Accounts payable	7,887			4,546
Advances from customers	609			610
Accrued liabilities and other payables	11,291			6,134
Other taxes payable	7,894			1,890
Operating lease liabilities -current	385			313
Due to related parties	730			1,525
Convertible promissory note - related party	1,400
Total current liabilities	35,356			15,736
Operating lease liabilities - non-current	1,386			1,718
Warrant liability	833
Total non-current liabilities	3,593			1,718
TOTAL LIABILITIES	38,949			17,454
Commitments and contingences
Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares	6			4
Additional paid-in capital	9,159			13,375
Retained earnings	89,271			49,547
Accumulated other comprehensive loss	4,892			(1,576)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY	104,447			62,256	$ 24,629
Non-controlling interest	471			475
TOTAL EQUITY	103,976			61,781
TOTAL LIABILITIES AND EQUITY	143,396			$ 79,710
As previously reported [Member]
Current assets:
Cash and cash equivalents		$ 9,056	$ 9,961
Accounts receivable, net		59,327	55,003
Prepayment and other current assets		10,203	2,554
Total current assets		78,586	67,518
Property and equipment, net		241	269
Intangible assets, net		14,683	14,051
Deferred tax assets		987	596
Unamortized produced content, net		2,175	1,342
Right-of-use assets		1,596	1,907
Total non-current assets		19,682	18,165
TOTAL ASSETS		98,268	85,683
Current liabilities:
Short-term bank loans		3,680	3,672
Accounts payable		6,731	5,095
Advances from customers		530	498
Accrued liabilities and other payables		5,579	5,569
Other taxes payable		2,103	2,148
Operating lease liabilities -current		296	333
Due to related parties		1,201	1,999
Convertible promissory note - related party		1,400	1,400
Total current liabilities		21,520	20,714
Long-term bank loan		1,274	1,271
Operating lease liabilities - non-current		1,322	1,488
Warrant liability
Total non-current liabilities	2,760	2,596	2,759
TOTAL LIABILITIES	38,116	24,116	23,473
Commitments and contingences
Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares		6	5
Additional paid-in capital	20,657	14,365	11,573
Statutory reserve		431	431
Retained earnings	78,606	61,525	52,448
Accumulated other comprehensive loss		(2,548)	(2,655)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY		73,779	61,802
Non-controlling interest		373	408
TOTAL EQUITY	105,280	74,152	62,210
TOTAL LIABILITIES AND EQUITY	143,396	98,268	85,683
Restatement Impacts [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Prepayment and other current assets
Total current assets
Property and equipment, net
Intangible assets, net
Deferred tax assets
Unamortized produced content, net
Right-of-use assets
Total non-current assets
TOTAL ASSETS
Current liabilities:
Short-term bank loans
Accounts payable
Advances from customers
Accrued liabilities and other payables
Other taxes payable
Operating lease liabilities -current
Due to related parties
Convertible promissory note - related party
Total current liabilities
Long-term bank loan
Operating lease liabilities - non-current
Warrant liability	833	2,333	2,429
Total non-current liabilities	833	2,333	2,429
TOTAL LIABILITIES	833	2,333	2,429
Commitments and contingences
Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares
Additional paid-in capital	(11,498)	(11,498)	(11,498)
Statutory reserve
Retained earnings	10,665	9,165	9,069
Accumulated other comprehensive loss
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY		(2,333)	(2,429)
Non-controlling interest
TOTAL EQUITY	(833)	(2,333)	(2,429)
TOTAL LIABILITIES AND EQUITY
As Restated [Member]
Current assets:
Cash and cash equivalents		9,056	9,961
Accounts receivable, net		59,327	55,003
Prepayment and other current assets		10,203	2,554
Total current assets		78,586	67,518
Property and equipment, net		241	269
Intangible assets, net		14,683	14,051
Deferred tax assets		987	596
Unamortized produced content, net		2,175	1,342
Right-of-use assets		1,596	1,907
Total non-current assets		19,682	18,165
TOTAL ASSETS		98,268	85,683
Current liabilities:
Short-term bank loans		3,680	3,672
Accounts payable		6,731	5,095
Advances from customers		530	498
Accrued liabilities and other payables		5,579	5,569
Other taxes payable		2,103	2,148
Operating lease liabilities -current		296	333
Due to related parties		1,201	1,999
Convertible promissory note - related party		1,400	1,400
Total current liabilities		21,520	20,714
Long-term bank loan		1,274	1,271
Operating lease liabilities - non-current		1,322	1,488
Warrant liability	833	2,333	2,429
Total non-current liabilities	3,593	4,929	5,188
TOTAL LIABILITIES	38,949	26,449	25,902
Commitments and contingences
Shareholders' equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares		6	5
Additional paid-in capital	9,159	2,867	75
Statutory reserve		431	431
Retained earnings	89,271	70,690	61,517
Accumulated other comprehensive loss		(2,548)	(2,655)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY		71,446	59,373
Non-controlling interest		373	408
TOTAL EQUITY	104,447	71,819	59,781
TOTAL LIABILITIES AND EQUITY	$ 143,396	$ 98,268	$ 85,683